Note 2 - Cash Equivalents and Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2017	2016
Total cash and cash equivalents	20,004	21,989
Short term investments	-	-
Total cash and cash equivalents, and short term investments	20,004	21,989